Note 12 - Net Loss Per Share - Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Shares excluded from computation (in shares)	15,280,926	48,119,121	15,266,714	48,216,005
Common Shares Issuable Upon Exercise of Issued Warrants [Member]
Shares excluded from computation (in shares)	7,710,280	0	7,710,280	0
Common Shares Issuable Upon Exercise of Common Stock Options [Member]
Shares excluded from computation (in shares)	7,570,646	7,094,782	7,556,434	7,210,742
Common Shares Issuable Upon Conversion of Notes [Member]
Shares excluded from computation (in shares)	0	1,405,420	0	1,386,344
Shares Issuable Upon Conversion of Preferred Stock [Member]
Shares excluded from computation (in shares)	0	39,618,919	0	39,618,919